UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: May 18, 2016 to June 17, 2016

Commission File Number of issuing entity: 333-177891-05

Central Index Key Number of issuing entity: 0001578423

WFRBS Commercial Mortgage Trust 2013-C15

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-177891

Central Index Key Number of depositor: 0001112998

RBS Commercial Funding Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000729153

The Royal Bank of Scotland plc

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541615

RBS Financial Products Inc.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000740906

Wells Fargo Bank, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001577313

National Cooperative Bank, N.A.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001555501

Liberty Island Group I LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541214

C-III Commercial Mortgage LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542105

Basis Real Estate Capital II, LLC

(Exact name of sponsor as specified in its charter)

William Malpica (203) 897-6362

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3918453
38-3918454
38-3918455
38-7103174

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑SB			X
A‑S			X
B			X
C			X
X‑A			X
PEX			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On June 17, 2016 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-C15.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the delinquency and loss information for the trust assets for the WFRBS Commercial Mortgage Trust 2013-C15 expressed in 30 or 31 day increments up to a period of 120 days as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary as reported on June 17, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	84	$1,043,934,010.69
30-59	1	$4,549,810.47
60-89	0	$0.00
90-120	0	$0.00
121+	0	$0.00
Total	85	$1,048,483,821.16

No assets securitized by RBS Commercial Funding Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2013-C15 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from May 18, 2016 to June 17, 2016, and there is no repurchase activity to report for that period.

The Depositor filed its latest Form ABS-15G on February 16, 2016. The CIK number of the Depositor is 0001112998.

The Royal Bank of Scotland plc ("RBS plc"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 16, 2016. The CIK number for RBS plc is 0000729153.

RBS Financial Products Inc. ("RBSFP"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on May 17, 2016. The CIK number for RBSFP is 0001541615.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on May 13, 2016. The CIK number for Wells Fargo is 0000740906.

National Cooperative Bank, N.A. (formerly known as “NCB, FSB"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 12, 2016. The CIK number for National Cooperative Bank, N.A. is 0001577313.

Liberty Island Group I LLC ("Liberty"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 8, 2016. The CIK number for Liberty is 0001555501.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on January 8, 2016. The CIK number for C-III is 0001541214.

Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 12, 2016. The CIK number for Basis is 0001542105.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

CWCapital Asset Management LLC (“CWCAM”) has furnished the Depositor with the following information regarding legal proceedings with respect to CWCAM and has informed the Depositor that the loan discussed in the following information was included in the Wachovia Bank Commercial Mortgage Trust 2007-C30 transaction.

On March 31, 2016, RAIT Preferred Funding II LTD. (“Rait”) commenced a complaint (“Complaint”) with the Supreme Court of the State of New York, County of New York (the “Court”), claiming it owns $18,500,000 of a mortgage loan secured by the development of the One Congress Street Property in Boston, Massachusetts (the “Loan”) and seeking (a) a declaratory judgment stating that Rait is the directing lender under a co-lender agreement dated March 28, 2007 and a pooling and servicing agreement dated March 1, 2007 (collectively, the “Operative Agreements”) and was the directing lender at the time of the improper modification of the Loan (the “Modification”), (b) a declaratory judgment stating that Rait has the right to terminate the special servicer, (c) monetary damages for the value of the bonds and fees paid to CWCAM as the special servicer of the Loan and (d) other things. On May 17, 2016, CWCAM filed a motion to dismiss the Complaint (“Motion to Dismiss”) stating that the Complaint did not state a claim and the essential facts of the Complaint are negated by affidavits and evidentiary materials submitted with the Complaint. There can be no assurances as to the outcome of this Motion to Dismiss or the Complaint or the possible impact on CWCAM. However, CWCAM believes that it has performed its obligations under the Operative Agreements in good faith, and disputes Rait’s allegations and it intends to vigorously contest such allegations.

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-C15, relating to the June 17, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBS Commercial Funding Inc.

(Depositor)

/s/ Thomas Conway

Thomas Conway, Director

Date: June 27, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-C15, relating to the June 17, 2016 distribution.